Description of Business, Organization and Significant Concentrations and Risks - Country Risk and Cash Concentration (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Significant Concentrations and Risks
Cash and cash equivalents balances	¥ 112,723,433	$ 17,275,622	¥ 154,197,758
Cash and cash equivalents | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Cash and cash equivalents balances	112,723,433		154,186,801
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC
Significant Concentrations and Risks
Cash and cash equivalents balances	97,910,745		59,517,386
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Cash and cash equivalents balances	85,103,159		47,224,436
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | PRC | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances	12,807,586		12,292,950
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR
Significant Concentrations and Risks
Cash and cash equivalents balances	14,812,688		94,669,415
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Cash and cash equivalents balances	13,314,551		91,793,594
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar ("HKD")
Significant Concentrations and Risks
Cash and cash equivalents balances	1,498,135		2,875,819
Cash and cash equivalents | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Great Britain Pound
Significant Concentrations and Risks
Cash and cash equivalents balances	¥ 2		¥ 2